Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events

27.    Subsequent events

The bonds issued by Fresenius Medical Care US Finance, Inc. in the amount of $650,000  (€472,889 as of the date of issuance on February 3, 2011) were redeemed at maturity on February 15, 2021. Additionally, the bonds issued by Fresenius Medical Care Finance VII S.A. on February 3, 2011 in the amount of €300,000 were redeemed at maturity on February 15, 2021.

No further significant activities have taken place subsequent to the balance sheet date December 31, 2020 that have a material impact on the key figures and earnings presented. Currently, there are no significant changes in the Company’s structure, management, legal form or personnel.